(Loss)/Earnings Per Ordinary Share (Details) - Schedule of earnings per ordinary share - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator
Net income from continuing operations (in Yuan Renminbi)	¥ 45,016	¥ 57,781	¥ 78,799
Net income (loss) from discontinued operations attributable to First High-school Education Group Co., Ltd. (in Yuan Renminbi)	¥ (7,691)	¥ (5,088)	¥ 2,019
Denominator
Basic (in Shares)	86,838,700	83,925,002	70,488,700
Diluted (in Shares)	88,688,700	85,775,002	70,488,700
Basic earnings per share from continued operation	¥ 0.52	¥ 0.69	¥ 1.12
Basic earnings (loss) per share from discontinued operation	(0.09)	(0.06)	0.03
Diluted earnings per share from continued operation	0.51	0.67	1.12
Diluted earnings (loss) per share from discontinued operation	¥ (0.09)	¥ (0.06)	¥ 0.03